GOODWILL (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	37,417		37,777
Accumulated impairment loss, balance at the beginning of the period	(4,989)		(1,466)
Net amount of goodwill, balance at the beginning of the period	32,428		36,311
Acquisitions (Note 3)	1,630
Disposals		(23)
Currency translation adjustment	1,977	(299)
Gross amount of goodwill, balance at the end of the period	34,170	37,417	37,777
Accumulated impairment loss, balance at the end of the period	(1,466)	(4,989)	(1,466)
Net amount of goodwill, balance at the end of the period	32,704	32,428	36,311
Russia Convergent
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	28,668		30,275
Accumulated impairment loss, balance at the beginning of the period	(1,466)		(1,466)
Net amount of goodwill, balance at the beginning of the period	27,202		28,809
Acquisitions (Note 3)	1,630
Disposals		(23)
Gross amount of goodwill, balance at the end of the period	28,645	28,668	30,275
Accumulated impairment loss, balance at the end of the period	(1,466)	(1,466)	(1,466)
Net amount of goodwill, balance at the end of the period	27,179	27,202	28,809
Moscow fixed line
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period			1,083
Net amount of goodwill, balance at the beginning of the period			1,083
Gross amount of goodwill, balance at the end of the period	1,083	1,083	1,083
Net amount of goodwill, balance at the end of the period	1,083	1,083	1,083
Ukraine
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	162		151
Net amount of goodwill, balance at the beginning of the period	162		151
Currency translation adjustment	(23)	(12)
Gross amount of goodwill, balance at the end of the period	174	162	151
Net amount of goodwill, balance at the end of the period	174	162	151
Uzbekis-tan
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the end of the period		3,523
Accumulated impairment loss, balance at the end of the period		(3,523)
Other
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	3,981		6,268
Net amount of goodwill, balance at the beginning of the period	3,981		6,268
Currency translation adjustment	2,000	(287)
Gross amount of goodwill, balance at the end of the period	4,268	3,981	6,268
Net amount of goodwill, balance at the end of the period	4,268	3,981	6,268